SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of supplemental cash flow information

	Years ended December 31,
	2023	2022
Trade and other receivables	$(17,111)	$7,315
Prepaid expenses	(3,242)	(1,643)
Inventories	(21,020)	(20,415)
Trade and other payables	31,636	(3,278)
Total changes in working capital	$(9,737)	$(18,021)

Schedule of Changes in Liabilities Arising from Financing Activities

	Bank loan	Convertible debentures	Lease obligations
As at December 31, 2021	$117,082	$40,407	$29,405
Loss on debt modifications	—	—	(729)
Additions	80,000	—	2,774
Terminations	—	—	(661)
Conversion of debenture	—	(60)	—
Interest	626	1,808	2,623
Payments	(20,000)	—	(12,209)
Transaction costs	(688)	—	—
Foreign exchange	—	—	143
As at December 31, 2022	177,020	42,155	21,346
Additions	75,500	—	48,805
Terminations	—	—	(21)
Conversion of debenture	—	(225)	—
Interest	926	1,971	3,658
Payments	(90,500)	—	(16,625)
Foreign exchange	—	—	238
As at December 31, 2023	$162,946	$43,901	$57,401

Schedule of significant non-cash financing and investing transactions

	Years ended December 31,
	2023	2022
Acquisition of Chesser	$45,548	$-
Mineral properties, plant and equipment changes in closure and reclamation provision	$(9,559)	$5,021
Stock options allocated to share capital upon exercise	$96	$-
Additions to right of use assets	$48,805	$2,774
Share units allocated to share capital upon settlement	$2,864	$2,525